Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax changes recognized in Accumulated Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance		$ 102,872
Additions	119,685	91,693
Releases	(18,334)	(8,737)
Foreign currency translation adjustment	1,827	(1,050)
Adjustments related to pensions ending balance	287,956	184,778
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	25,646
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.10%	5.70%
Rate of compensation increase	3.69%	4.00%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	10,704	10,625	7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	39,991	26,434	18,457
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.10%	5.70%	6.00%
Expected return on plan assets	7.00%	7.50%	7.50%
Rate of compensation increase	3.70%	4.00%	4.01%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	15,817
2013	17,320
2014	18,909
2015	20,723
2016	22,690
2017 - 2021	143,456
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of 401(k) plan	Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay.
Defined Contribution Plan, Cost Recognized	$ 38,582	$ 33,741	$ 31,583